Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Intangible Assets
Summary of intangible assets

	September 30, 2021		December 31, 2020
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Intangible assets:
Licenses	$149	$(40)	$147	$(33)
Patents pending	312	—	125	—
Trademarks	9	—	9	—
Total amortized intangible assets	$470	$(40)	$281	$(33)

	2020		2019
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Intangible assets:
Licenses	$147,242	$(32,522)	$137,352	$(23,798)
Patents pending	124,265	—	93,841	—
Trademarks	9,187	—	9,187	—
Trademarks pending	—	—	—	—
Total amortized intangible assets	$280,694	$(32,522)	$240,380	$(23,798)